As filed with the Securities and Exchange Commission on June 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2014

Akre Focus Fund
4.30.14 Form N-Q

Item 1. Schedule of Investments.

Akre Focus Fund
SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited)
Shares		Value
COMMON STOCKS: 80.4%
Aerospace & Defense: 0.1%
10,000	TransDigm Group, Inc.	$1,778,700
Capital Markets: 6.4%
145,500	Diamond Hill Investment Group, Inc.	17,273,760
1,715,000	LPL Financial Holdings, Inc.	81,205,250
2,900,000	TD Ameritrade Holding Corp. 1	92,510,000
		190,989,010
Diversified Financial Services: 8.0%
3,054,000	Moody's Corp. 1	239,739,000
Diversified Operations: 1.5%
1,745,600	Leucadia National Corp.	44,547,712
Hotels, Restaurants & Leisure: 0.9%
12,300,000	Bwin.Party Digital Entertainment PLC	26,415,885
Industrial Conglomerates: 1.7%
300,000	Danaher Corp.	22,014,000
210,900	Roper Industries, Inc.	29,304,555
		51,318,555
Industrial Services & Distributions: 0.6%
1,543,150	Diploma PLC	17,156,822
Insurance: 7.3%
200,000	Berkshire Hathaway, Inc. - Class B *	25,770,000
307,700	Markel Corp. *	192,595,584
		218,365,584
IT Services: 11.3%
3,000,000	MasterCard, Inc.	220,650,000
568,000	Visa, Inc.	115,082,480
		335,732,480
Machinery: 10.9%
4,500,000	Colfax Corp. *	323,910,000
Media: 9.8%
500,000	DIRECTV *	38,800,000
1,930,100	Discovery Communications, Inc. *	135,357,913
5,600,000	Live Nation Entertainment, Inc. *	116,928,000
		291,085,913
Multiline Retail: 4.4%
2,500,000	Dollar Tree, Inc. *	130,175,000
Oil, Gas & Consumable Fuels: 1.5%
700,000	MarkWest Energy Partners LP	44,338,000
Professional Services: 1.6%
800,000	Verisk Analytics, Inc. - Class A *	48,072,000
Software: 1.6%
94,800	ANSYS, Inc. *	7,234,188
175,500	Equinix, Inc. *1	32,960,655
85,000	FactSet Research Systems, Inc. 1	9,052,500
		49,247,343
Specialty Retail: 7.4%
600,000	CarMax, Inc. *	26,268,000
500,000	Monro Muffler Brake, Inc. 1	28,200,000
500,000	O'Reilly Automotive, Inc. *	74,395,000
1,369,760	Ross Stores, Inc.	93,253,261
		222,116,261

Technology: 1.8%
91,000	Apple, Inc.	53,698,190
Wireless Telecommunication Services: 3.6%
1,200,000	SBA Communications Corp. *	107,712,000
TOTAL COMMON STOCKS
(Cost $1,698,546,303)		2,396,398,455
REAL ESTATE INVESTMENT TRUSTS: 9.0%
3,200,000	American Tower Corp.	267,264,000
15,700	Crown Castle International Corp.	1,567,488
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $223,400,074)		268,831,488

Principal Amount
ASSET BACKED BONDS: 4.4%
	Ally Auto Receivables Trust
$13,567,864	1.610%, 5/16/16	13,640,459
	BlueMountain Ltd. 2,3
50,000,000	1.734%, 4/15/25	49,905,000
	BMW Vehicle Owner Trust
1,403,760	0.230%, 10/27/14	1,403,770
	CarMax Auto Owner Trust
1,379,749	0.430%, 9/15/15	1,379,805
	Chase Issuance Trust 2
20,000,000	0.251%, 5/16/16	19,999,880
	Chrysler Capital Auto Receivables Trust 3
570,100	0.290%, 11/17/14	570,104
	MMAF Equipment Finance LLC 3
1,171,234	0.280%, 9/5/14	1,171,238
	Porsche Innovative Lease Owner Trust 3
1,090,437	0.230%, 11/24/14	1,090,444
	Santander Drive Auto Receivables Trust
41,691,907	3.060%, 11/15/17	42,440,735
TOTAL ASSET BACKED BONDS
(Cost $131,437,075)		131,601,435
CORPORATE BONDS: 1.1%
	JPMorgan Chase & Co.
17,500,000	3.700%, 1/20/15	17,905,405
15,600,000	4.750%, 3/1/15	16,149,338
TOTAL CORPORATE BONDS
(Cost $34,059,254)		34,054,743
SHORT-TERM INVESTMENTS: 3.4%
Commercial Paper: 3.4%
	Collateralized Commercial Paper Co., LLC 4
100,000,000	0.250%, 10/3/14	99,889,930
TOTAL SHORT-TERM INVESTMENTS
(Cost $99,892,361)		99,889,930

Shares
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 0.6%
18,641,705	First American Prime Obligations Fund - Class Z, 0.02% 5	18,641,705
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $18,641,705)		18,641,705

TOTAL INVESTMENTS IN SECURITIES: 98.9%
(Cost $2,205,976,772)		2,949,417,756
Other Assets in Excess of Liabilities: 1.1%		32,107,385
TOTAL NET ASSETS: 100.0%		$2,981,525,141

*	Non-income producing security.
1	This security or a portion of this security is out on loan as of April 30, 2014. Total loaned securities had a market value of $18,364,599 or 0.6% of net assets.
2	Variable rate security; rate shown is the rate in effect on April 30, 2014.
3
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the value of these securities was $52,736,786 or 1.8% of net assets.

4	Coupon represents the yield to maturity.
5	Seven-day yield as of April 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at April 30, 2014 was as follows+:

Cost of investments	$2,206,420,646
Gross unrealized appreciation	753,843,784
Gross unrealized depreciation	(10,846,674)
Net unrealized appreciation	$742,997,110

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Akre Focus Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at April 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,396,398,455	$-	$-	$2,396,398,455
Real Estate Investment Trusts	268,831,488	-	-	268,831,488
Asset Backed Bonds	-	131,601,435	-	131,601,435
Corporate Bonds	-	34,054,743	-	34,054,743
Short-Term Investments		99,889,930	-	99,889,930
Investments Purchased with Cash Proceeds from Securities Lending	18,641,705	-	-	18,641,705
Total Investments in Securities	$2,683,871,648	$265,546,108	$-	$2,949,417,756

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

Akre Focus Fund
4.30.14 Form N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date         June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Elaine E. Richards
Elaine E. Richards, President

Date         June 23, 2014

By (Signature and Title)*           /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date         June 23, 2014

* Print the name and title of each signing officer under his or her signature.